Long-term investments (Detail Textuals 1)	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Apr. 30, 2011 USD ($)	Apr. 30, 2011 CNY	Jun. 30, 2012 Zhonghong USD ($)	Jun. 30, 2012 Zhonghong CNY	Apr. 30, 2011 Zhonghong	Apr. 30, 2011 Henan Coal Seam Gas
Schedule of Equity Method Investments [Line Items]
Percentages of equity method investment								49.00%	51.00%
Registered capital of Hongyuan				$ 16,180,000	100,000,000
Funded registered capital		3,240,000	20,000,000			1,600,000	9,800,000
Due remaining registered capital of Hongyuan CSG to be paid by Zhonghong						6,300,000	39,200,000
Income (Loss) from Equity Method Investments		$ 6,171